Since Inception [Member] Investment Objectives and Goals - Putnam Retirement Advantage 2030 Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Putnam Retirement Advantage 2030 Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.